Details of Significant Accounts - Provisions, schedule of provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Details of Significant Accounts [Abstract]
Beginning balance	$ 1,061
Additional provisions	257
Net exchange differences	(11)
Ending balance	$ 1,307